Shareholders' equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Shareholders' equity	Shareholders' equityRepurchases and cancellation of shares
Kyrgyzaltyn transaction
On July 29, 2022, the Company announced the closing of the Arrangement Agreement. As a result of the completion of the Arrangement Agreement, the Company repurchased and cancelled all of Kyrgyzaltyn’s 77,401,766 Centerra common shares for the total consideration of $93.3 million, including $7.0 million paid in direct and incremental transaction costs.
NCIB
On October 11, 2022 the Company announced that it had received approval from the Toronto Stock Exchange (“TSX”) to establish a normal course issuer bid program. Under the NCIB, Centerra was able to purchase for cancellation up to an aggregate of 15,610,813 common shares in the capital of the Company during the twelve-month period commencing on October 13, 2022 and ended on October 12, 2023, representing 10% of the public float.
On November 3, 2023, the Company announced that it had received approval from the TSX to renew its NCIB program. Under the renewed NCIB, Centerra may purchase for cancellation up to an aggregate of 18,293,896 common shares in the capital of the Company during the twelve-month period commencing on November 7, 2023 and ending on November 6, 2024, representing approximately 10% of the public float.
During the year ended December 31, 2023, the Company repurchased and cancelled 3,475,800 common shares (2022 - 2,183,900 common shares) for a total consideration of $20.4 million (2022 - 11.2 million) at an average price of $5.87 (2022 - $5.11) per share as part of its authorized NCIB program. The total consideration received for the cancelled shares, including transaction costs, was treated as a reduction to common share capital.

The calculation of basic and diluted weighted average common shares for the year ended December 31, 2023 and December 31, 2022 included the impact of the cancellation of these common shares.

On November 7, 2023, the Company initiated the Automatic Share Purchase Plan (“ASPP”) under the NCIB program by authorizing its independent broker to repurchase the fixed total value of Centerra commons shares up to $10.2 million (C$13.5 million) during the period ending February 29, 2024. As at December 31, 2023, the amount remaining for share repurchase under the ASPP authorization is $8.1 million (C$10.7 million). The Company recognized a financial liability associated with the total maximum amount that may be repurchased during that period by the broker, with an offsetting entry in the share capital line.
b.Loss per share
Computation for basic and diluted loss per share:

	2023	2022
Net loss	$(81,278)	$(77,209)
Dilutive impact related to the PSU plan(1)	(2,717)	(5,580)
Diluted loss	$(83,995)	$(82,789)

Basic weighted average common shares (in thousands)	217,245	265,091
Dilutive impact related to the PSU plan (in thousands)(1)	1,164	1,207
Diluted weighted average common shares (in thousands)	218,409	266,298

Loss per share:
Basic	$(0.37)	$(0.29)
Diluted	$(0.38)	$(0.31)
(1) Relates to the Company’s Performance Share Unit Plan.
For the years ended December 31, 2023 and 2022, certain potentially anti-dilutive securities, including stock options were excluded from the calculation of diluted loss per share due to the exercise prices being greater than the average market price of the Company’s common shares for the respective periods.
Anti-dilutive securities, excluded from the calculation, are summarized below:

	2023	2022
RSUs and stock options excluded from loss per share (in thousands)	1,736	1,156
ASPP impact excluded from loss per share (in thousands)	1,021	—
c.Share-based compensation
The impact of share-based compensation as of and for the years ended December 31, 2023 and 2022 is summarized as follows:

	2023		2022
	Expense	Liability	Expense	Liability
Stock options	$2,407	$—	$875	$—
Performance share units	1,564	2,449	(1,355)	1,113
Deferred share units	793	1,366	(399)	2,363
Restricted share units	5,234	2,711	1,649	1,086
	$9,998	$6,526	$770	$4,562
Employee Stock Options
Under the Company’s Stock Option plan, options to purchase common shares of the Company may be granted to officers and employees. The exercise price of options granted under this plan is not less than the weighted average common share price for the five trading days prior to the date of grant. Options granted vest over three years and expire after eight years from the date granted. The Black-Scholes model is used to estimate the fair value of stock options granted.
Centerra’s stock options transactions during the year ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Balance, January 1	3,770,072	C$	8.37	3,223,475	C$	9.23
Granted	564,499	8.30		1,568,800	6.94
Forfeited	(1,099,078)	(8.48)		(463,514)	(12.20)
Exercised	(304,535)	(6.37)		(558,689)	(6.14)
Outstanding, end of year	2,930,958	C$	8.60	3,770,072	C$	8.37
Options exercisable, end of year	1,567,231	C$	9.17	1,670,056	C$	8.45
The weighted average market price of shares issued for options exercised in the year ended December 31, 2023 was C$7.74 (December 31, 2022 - C$10.88).
The following table summarizes information related to share options outstanding at December 31, 2023:

	Share options outstanding			Share options exercisable
Range	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price
C$6.71 - C$6.86	490,144	2.80	$6.73	490,144	2.80	$6.73
C$6.87 - C$6.99	1,087,686	6.88	6.94	362,553	6.88	6.94
C$7.00 - C$10.32	559,807	6.53	8.14	59,843	0.18	7.32
C$10.33 - C$12.37	432,966	5.17	12.22	294,336	5.17	12.22
C$12.38 - C$17.98	360,355	4.37	12.54	360,355	4.37	12.54
Total	2,930,958	5.57	$8.60	1,567,231	4.45	$9.17
The Company used the Black-Scholes Option Pricing Model to estimate fair value of stock options using the following weighted average assumptions:

	2023	2022
Expected stock price volatility	47.61% - 63.81%	48.98% - 49.13%
Risk-free interest rate	3.83% - 4.15%	3.61% - 3.80%
Expected life (in years)	4.0 - 5.0	4.0 - 5.0
Expected dividend yield	3.85% - 4.45%	5.19% - 5.52%
Exercise price	$7.04 - $8.78	$6.94
Performance Share Unit plan
Centerra’s PSU plan transactions during the years ended December 31, 2023 and 2022 were as follows:

Number of units	2023	2022
Balance, January 1	1,206,617	1,377,408
Granted	613,929	873,123
Exercised	(358,585)	(675,729)
Forfeited	(297,866)	(368,185)
Balance, December 31	1,164,095	1,206,617
Deferred Share Unit plan
Centerra’s DSU plan transactions during the years ended December 31, 2023 and 2022 were as follows:

Number of units	2023	2022
Balance, January 1	453,694	382,848
Granted	80,780	70,846
Exercised	(260,413)	—
Balance, December 31	274,061	453,694
Restricted Share Unit plan
Centerra’s RSU plan transactions during the years ended December 31, 2023 and 2022 were as follows:

Number of units	2023	2022
Balance, January 1	996,655	939,676
Granted	1,211,286	370,369
Redeemed	(153,857)	(290,098)
Forfeited	(130,726)	(23,292)
Balance, December 31	1,923,358	996,655
d.ESPP
In 2023, 154,901 common shares were subscribed for under the ESPP (2022 – 132,966 common shares) for a value of $0.9 million (2022 – $0.9 million).
e.Dividends
On February 22, 2024, the Board approved a quarterly dividend of C$0.07 per share to shareholders of record on March 13, 2024.